SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION [Abstract]
Schedule of segment information
	Year ended December 31, 2012			Year ended December 31, 2013			Year ended December 31, 2014
	Renren	Games	Total	Renren	Games	Total	Renren	Games	Total

Net revenues	$65,372	$89,455	$154,827	$62,474	$85,473	$147,947	$45,853	$37,101	$82,954
Cost of revenues	(24,691)	(25,103)	(49,794)	(31,036)	(23,244)	(54,280)	(33,037)	(14,935)	(47,972)
Operating expenses	(114,247)	(38,814)	(153,061)	(124,163)	(68,949)	(193,112)	(163,512)	(30,864)	(194,376)
Operating (loss) income	(73,566)	25,538	(48,028)	(92,725)	(6,720)	(99,445)	(150,696)	(8,698)	(159,394)
Net income (loss) from continuing operations	(57,575)	25,715	(31,860)	(22,312)	(6,644)	(28,956)	39,965	(6,560)	33,405
Net income (loss) from discontinued operations	(43,193)	-	(43,193)	92,597	-	92,597	26,673	-	26,673
Net income (loss)	$(100,768)	$25,715	$(75,053)	$70,285	$(6,644)	$63,641	$66,638	$(6,560)	$60,078
Total assets	$1,104,989	$72,953	$1,177,942	$1,344,327	$41,359	$1,385,686	$1,113,446	$35,707	$1,149,153